Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Total revenues		$ 32,594,000	$ 29,786,000
EXPENSES:
Voyage expenses		1,209,000	2,205,000
Operating lease expenses			3,944,000
Other vessel operating expenses		11,218,000	10,749,000
Vessel depreciation		7,172,000	5,305,000
Management fees-related parties (Note 5)		4,573,000	1,125,000
Dry-docking costs		356,000	455,000
Gain on sale of vessels (Note 14)		(5,291,000)
Other operating loss (Note 15)		4,050,000
General and administrative expenses		972,000	663,000
Operating income		8,335,000	5,340,000
OTHER INCOME (EXPENSES):
Interest and finance costs (including $948 and $0, respectively to related party)		(10,551,000)	(7,909,000)
Gain/(Loss) on derivative financial instruments		(849,000)	1,487,000
Equity gains in unconsolidated joint ventures		168,000	425,000
Interest income		29,000	29,000
Total other loss, net		(11,203,000)	(5,968,000)
Net loss		(2,868,000)	(628,000)
Less: Deemed dividend for beneficial conversion feature of Series E Shares		(1,067,000)	(9,339,000)
Less: Deemed dividend equivalents on Series E Shares related to redemption value		(3,099,000)	(4,223,000)
Less: Dividend of Series E Shares (Note 12)		(932,000)	(1,029,000)
Loss attributable to common shareholders		(7,966,000)	(15,219,000)
Loss per common share, basic and diluted (Note 10)*		$ (1,090)	$ (289,750)
Weighted average common shares outstanding, basic and diluted* (in shares)	[1]	7,302,633	52,524
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts			$ (1,388,000)
Total other comprehensive loss			(1,388,000)
Total comprehensive loss		(7,966,000)	(16,607,000)
Time Charter Contracts [Member]
Total revenues		32,594,000	25,339,000
Time Charter - Related Parties [Member]
Total revenues			1,311,000
Voyage Charter [Member]
Total revenues			$ 3,136,000

[1]	Adjusted to reflect the reverse stock split of August 2020 (see Note 1)